Employee Benefits - Changes in Fair Value of Plan Assets (Details) - JPY (¥) ¥ in Millions	12 Months Ended
	Mar. 31, 2021	Mar. 31, 2020
Disclosure of net defined benefit liability (asset) [line items]
Balance at beginning of the year	¥ 126,238
Balance at end of the year	124,453	¥ 126,238
Plan assets
Disclosure of net defined benefit liability (asset) [line items]
Balance at beginning of the year	290,714	303,816
Interest income on plan assets	2,540	2,803
Remeasurement of defined benefit plans Return on plan assets	40,902	(9,680)
Contributions by the employer	7,940	9,036
Contributions by the employees	2,307	0
Settlement	0	851
Benefits paid	(14,291)	(17,226)
Effect of business combinations and disposals	(1,218)	70
Foreign currency translation differences	4,498	1,044
Balance at end of the year	¥ 333,392	¥ 290,714